Share Based Payments (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 $ / shares
Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	RSUs are settled in either cash or equity, as determined by the Company's Board of Directors at the grant date and typically vest over three years.	RSUs are settled in either cash or equity, as determined by the Company's Board of Directors at the grant date and typically vest over three years.
Granted, other units	422,030	422,030
Fair value per unit | (per share)			$ 6.35	$ 4.71
Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Performance Share Units are performance-based awards for the achievement of specified performance metrics by specified deadlines and are settled in either cash or equity, as determined by the Company's Board of Directors at the grant date and typically vest over three years.	Performance Share Units are performance-based awards for the achievement of specified performance metrics by specified deadlines and are settled in either cash or equity, as determined by the Company's Board of Directors at the grant date and typically vest over three years.
Granted, other units	1,002,166	1,002,166
Fair value per unit | (per share)	$ 6.20	$ 4.71		$ 0.00
Bottom of range [member] | Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit | (per share)	6.20	4.71
Top of range [member] | Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit | (per share)	$ 7.15	$ 5.54